Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders Equity
Summary of Changes in Restricted Shares
	Restricted Stock Award	Weighted-Average Grant Price
Balance, December 31, 2023	70,000,000	$0.03
Granted	-	-
Vested	-	-
Cancelled	(65,000,000)	0.03
Balance, September 30, 2024	5,000,000	$0.03

	Restricted Stock Award	Weighted-Average Grant Price
Balance, December 31, 2021	-	$-
Granted	70,000,000	0.03
Vested	-	-
Forfeited	-	-
Balance, December 31, 2022	70,000,000	$0.03
Granted	-	-
Vested	-	-
Forfeited	-	-
Balance, December 31, 2023	70,000,000	$0.03

Schedule of fair value assumptions used to value its warrants using black-scholes model
September 30
2024
Expected term	5 years
Expected average volatility	245% - 251%
Expected dividend yield	-
Risk-free interest rate	3.79% - 4.13%

Schedule of warrants activity
Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Shares	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2023	-	$-	-
Granted	1,401,250	0.50	5.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, September 30, 2024	1,401,250	$0.50	4.82